FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 45,286,000		$ 45,965,000
Lagunas Norte [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Contingent Consideration reclassed to Accounts Receivable	15,000
Massawa
Disclosure of fair value measurement of assets and liabilities [Line Items]
Consideration paid (received)		$ 46,250
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	519,000		1,529,000
Financial liabilities	5,406,000		6,344,000
Carrying amount | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0		59,000
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,774,000		4,782,000
Carrying amount | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	632,000		1,562,000
At fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	519,000		1,529,000
Financial liabilities	5,572,000		6,484,000
At fair value [member] | Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0		59,000
At fair value [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,940,000		4,922,000
At fair value [member] | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	632,000		$ 1,562,000
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	318,000
Recurring fair value measurement | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	102,000
Recurring fair value measurement | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	216,000
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	216,000
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	216,000
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 0